Restatements (Details 1) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
CONTINUING OPERATIONS:
REVENUES	$ 44		$ 286		$ 35	$ 1,039	$ 1,062	$ 558
COST OF REVENUES	16		207		61	637	699	243
GROSS PROFIT (LOSS)	28		79		18	402	363	315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation							4,848	25,962
Professional fees and consulting, including share-based compensation							1,315	4,812
Selling, general and administrative	1,683		2,493		3,232	4,584	1,671	1,677
Depreciation, amortization, and impairment	71		308		148	617	3,357	818
Research and development	788		771		1,685	1,641	3,320	5,576
Total operating expenses	2,542		3,572		5,065	6,842	14,511	38,845
Loss from continuing operations before other expenses	(2,514)		(3,493)		(5,047)	(6,440)	(14,148)	(38,530)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities	(960)		715		(16)	1,036	3,160	9,316
(Interest expense), net of interest income	(76)		4		(135)	(7)	(417)	(55)
Total other expenses	(1,875)		719		1,029	1,029	2,743	9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(4,389)		(2,774)		(6,037)	(5,411)	(11,405)	(29,269)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations			(576)			(1,166)	(2,300)	(4,181)
Gain on disposal of discontinued operations					2		57	636
Total discontinued operations			(576)		2	(1,166)	(2,243)	(3,545)
PROVISION FOR INCOME TAXES							(2)	(22)
NET LOSS	(4,389)	$ (1,646)	(3,350)	$ (3,227)	(1,646)	(3,227)	(13,650)	(32,836)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	$ (4,389)		$ (3,350)		$ 6,035	$ (6,577)	$ (13,650)	$ (32,836)
NET LOSS PER SHARE
Basic and diluted: Continuing operations	$ (0.07)		$ (0.07)		$ (0.10)	$ (0.13)	$ (0.23)	$ (0.64)
Discontinued operations			(0.01)			(0.02)	(0.04)	(0.08)
Total	$ (0.07)		$ (0.08)		$ (0.10)	$ (0.15)	$ (0.27)	$ (0.72)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	61,967		50,500		58,227	49,739	50,500	45,500
As Reported [Member]
CONTINUING OPERATIONS:
REVENUES			$ 286			$ 1,039		$ 558
COST OF REVENUES			207			637		243
GROSS PROFIT (LOSS)			79			402		315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation								25,962
Professional fees and consulting, including share-based compensation								4,812
Selling, general and administrative			2,493			4,584		1,677
Depreciation, amortization, and impairment			308			617		818
Research and development			771			1,641		5,576
Total operating expenses			3,572			6,842		38,845
Loss from continuing operations before other expenses			(3,493)			(6,440)		(38,530)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities
(Interest expense), net of interest income			4			(7)		(55)
Total other expenses			4			(7)		(55)
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES			(3,489)			(6,447)		(38,585)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations			(576)			(1,166)		(4,181)
Gain on disposal of discontinued operations								636
Total discontinued operations			(576)			(1,166)		(3,545)
PROVISION FOR INCOME TAXES								22
NET LOSS								(42,152)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST			(4,065)			(7,613)		$ (42,152)
NET LOSS PER SHARE
Basic and diluted: Continuing operations								$ (0.85)
Discontinued operations								(0.08)
Total								$ (0.93)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted								45,500
Restatement Adjustment [Member]
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities			715			1,036		$ 9,316
Total other expenses			715			1,036		9,316
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES			715			1,036		9,316
DISCONTINUED OPERATIONS:
Gain on disposal of discontinued operations
PROVISION FOR INCOME TAXES
NET LOSS								9,316
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST			715			1,036		$ 9,316
NET LOSS PER SHARE
Basic and diluted: Continuing operations								$ (0.21)
Total								$ 0.21
As Restated [Member]
CONTINUING OPERATIONS:
REVENUES			286			1,039		$ 558
COST OF REVENUES			207			637		243
GROSS PROFIT (LOSS)			79			402		315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation								25,962
Professional fees and consulting, including share-based compensation								4,812
Selling, general and administrative			2,493			4,584		1,677
Depreciation, amortization, and impairment			308			617		818
Research and development			771			1,641		5,576
Total operating expenses			3,572			6,842		38,845
Loss from continuing operations before other expenses			(3,493)			(6,440)		(38,530)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities			715			1,036		9,316
(Interest expense), net of interest income			4			(7)		(55)
Total other expenses			719			1,029		9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES			(2,774)			(5,411)		(29,269)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations			(576)			(1,166)		(4,181)
Gain on disposal of discontinued operations								636
Total discontinued operations			(576)			(1,166)		(3,545)
PROVISION FOR INCOME TAXES								22
NET LOSS								(32,836)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST			$ (3,350)			$ (6,577)		$ (32,836)
NET LOSS PER SHARE
Basic and diluted: Continuing operations								$ (0.64)
Discontinued operations								(0.08)
Total								$ (0.72)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted								45,500